Debt - Other Debt Transactions - Narrative (Details) - Term Loans - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2024	May 31, 2024
LGTV Term Loan A
Extinguishment of Debt [Line Items]
Principal amount of debt prepaid		$ 84.9
LGTV Term Loan B
Extinguishment of Debt [Line Items]
Principal amount of debt prepaid	$ 355.1	$ 214.1